Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2019	2018	2017
Basic	3,270,878	3,268,667	3,267,305
Diluted	3,277,198	3,269,834	3,272,310